Preferred Units - Additional Information (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 22, 2020
Defaulting Class B Preferred Units
Temporary Equity [Line Items]
Preferred unit as a percentage of common stock unit		20.00%
Preferred units carrying value before reclassification		$ 7,000
Defaulting Class B Preferred Units | Portion at Fair Value Measurement [Member]
Temporary Equity [Line Items]
Preferred units classified to permanent equity at issuance date fair value		300
Prior to Merger [Member] | After Yumanity Reorganization [Member]
Temporary Equity [Line Items]
Preferred units outstanding				0
Retained Earnings [Member] | Defaulting Class B Preferred Units
Temporary Equity [Line Items]
Reclassification of defaulting preferred units to permanent equity		$ 6,700
Class C Preferred Units
Temporary Equity [Line Items]
Temporary equity stock issued during period shares new issues	5,404,588
Stock price per share	$ 4.0008
Proceeds from issuance of LLC preferred units	$ 21,200
Payments of stock issuance costs	$ 400		$ 388